Income Tax - Schedule of Deferred Tax Expense Income Recognition (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Major components of tax expense (income) [abstract]
Tax (expense) benefit attributable to continuing operation	₽ (2,577)	₽ (2,274)	[1]	₽ 2,826	[1]
Tax (expense) benefit attributable to discontinued operation	3	(14)		(230)
Tax (expense) benefit during the period recognised in profit or loss	₽ (2,574)	₽ (2,288)		₽ 2,596

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).